As filed with the Securities and Exchange	Registration No. 033-75962*
Commission on December 16, 2011	Registration No. 811-02513
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-4
Post-Effective Amendment No. 58 To
REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
and Amendment to
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
Variable Annuity Account C of
ING Life Insurance and Annuity Company
One Orange Way, Windsor, Connecticut 06095-4774
Depositor’s Telephone Number, including Area Code: (860) 580-2824
J. Neil McMurdie, Senior Counsel
ING US Legal Services
One Orange Way, C2N, Windsor, Connecticut 06095-4774
(Name and Address of Agent for Service)

It is proposed that this filing will become effective:
X	immediately upon filing pursuant to paragraph (b) of Rule 485 on ______________ pursuant to paragraph (b) of Rule 485
If appropriate, check the following box:
this post-effective amendment designates a new effective date for a previously filed post-effective amendment.
Title of Securities Being Registered: Group Deferred Variable and Fixed Annuity Contracts

*Pursuant to Rule 429(a) under the Securities Act of 1933, Registrant has included a combined prospectus under this Registration Statement which includes all the information which would currently be required in a prospectus relating to the securities covered by the following earlier
Registration Statement: 033-75978.

PARTS A AND B

The Prospectus and the Statement of Additional Information each dated April 29, 2011 are incorporated into Parts A and B, respectively, of this Post-Effective Amendment No. 58 by reference to Registrant’s filing under Rule 497(c) as filed on May 2, 2011 and under Rule 497(e)
as filed on June 20, 2011 and July 22, 2011.

A supplement dated December 16, 2011 to the Prospectus is included in Part A of this Post-
Effective Amendment No. 58.

ING Life Insurance and Annuity Company and its Variable Annuity Account C

OPPORTUNITY PLUS

Supplement dated December 16, 2011 to the Contract Prospectus and Contract Prospectus Summary, each dated April 29, 2011, as amended

The following information amends certain information contained in your variable annuity Contract Prospectus and
Contract Prospectus Summary. Please read it carefully and keep it with your current Contract Prospectus and
Contract Prospectus Summary for future reference.

1.	The “Separate Account Annual Expenses” table shown in the “Fee Table” section located on page 6 of your
Contract Prospectus and the corresponding footnote is hereby amended to reflect that on or about
February 1, 2012, the current annual Administrative Expense Charge will increase to 0.10%. Consequently, the total Separate Account Annual Expenses will also increase by 0.10% on that date. Until such time as this increase, we will not impose an Administrative Expense Charge.

2.	The “Current Charges” table shown beneath the “Separate Account Charge Table” section located on page 7 of your Contract Prospectus is hereby amended to reflect that on or about February 1, 2012, the current annual
Administrative Expense Charge will increase to 0.10%. Consequently, the total Current Charges will also increase by 0.10% annually on that date.

3.	The “Administrative Expense Charge” section located on page 22 of your current Contract Prospectus is hereby deleted and replaced in its entirety with the following:

Administrative Expense Charge

Maximum Amount. 0.25%. We currently do not impose this fee. We reserve the right, however, to charge up to 0.25% on an annual basis from your account value invested in the funds.

Beginning on or about February 1, 2012, the current annual administrative expense charge will be 0.10%.

When/How. If imposed, we will deduct this fee daily from your account value held in the subaccounts corresponding to the funds you select. This fee may be assessed during the accumulation phase and/or the income phase. If we are imposing this fee under the contract when you enter the income phase, the fee will apply to you during the entire income phase.

Purpose. This fee helps defray our administrative expenses that cannot be covered by the mortality and expense risk charge described above.

4.	The second paragraph of the “Separate Account Charges” subsection located on page 11 within the “5. Fees”
section of your Contract Prospectus Summary is hereby deleted and replaced in its entirety with the following:

There is currently no administrative expense charge during the accumulation or income phases; however the
Company reserves the right to deduct a daily charge of up to 0.25% per year from your account value invested in the variable investment options. Beginning on or about February 1, 2012, the current annual administrative expense charge will be 0.10% during the accumulation and income phases.

Insurance products, annuities and retirement plan funding issued by (third party administrative services may also be provided
by) ING Life Insurance and Annuity Company. Securities are distributed by ING Financial Advisers, LLC (member SIPC), One
Orange Way, Windsor, CT 06095. Securities may also be distributed through other broker-dealers with which ING Financial
Advisers, LLC has selling agreements.

X.75962-11B	December 2011

VARIABLE ANNUITY ACCOUNT C
PART C - OTHER INFORMATION

Item 24. Financial Statements and Exhibits
(a)	Financial Statements:
	(1)	Incorporated by reference in Part A:
Condensed Financial Information
	(2)	Incorporated by reference in Part B:
Financial Statements of Variable Annuity Account C:
		-	Report of Independent Registered Public Accounting Firm
		-	Statements of Assets and Liabilities as of December 31, 2010
		-	Statements of Operations for the year ended December 31, 2010
		-	Statements of Changes in Net Assets for the years ended December 31, 2010 and 2009
		-	Notes to Financial Statements
Consolidated Financial Statements of ING Life Insurance and Annuity Company:
		-	Report of Independent Registered Public Accounting Firm
		-	Consolidated Statements of Operations for the years ended December 31,
2010, 2009 and 2008
		-	Consolidated Balance Sheets as of December 31, 2010 and 2009
		-	Consolidated Statements of Changes in Shareholder’s Equity for the years ended December 31, 2010, 2009 and 2008
		-	Consolidated Statements of Cash Flows for the years ended December 31,
2010, 2009 and 2008
		-	Notes to Consolidated Financial Statements

(b)	Exhibits
	(1)		Resolution establishing Variable Annuity Account C • Incorporated by reference to Post-Effective Amendment No. 6 to Registration Statement on
Form N-4 (File No. 033-75986), as filed on April 22, 1996.
	(2)		Not Applicable
	(3.1)		Standard Form of Broker-Dealer Agreement • Incorporated by reference to
Post-Effective Amendment No. 32 to Registration Statement on Form N-4
(File No. 033-81216), as filed on April 11, 2006.
	(3.2)		Underwriting Agreement dated November 17, 2006 between ING Life
Insurance and Annuity Company and ING Financial Advisers, LLC •
Incorporated by reference to Post-Effective Amendment No. 34 to Registration
Statement on Form N-4 (File No. 033-75996), as filed on December 20, 2006.
	(3.3)		Intercompany Agreement dated December 22, 2010 (effective January 1,
2010) between Directed Services LLC and ING Life Insurance and Annuity
Company • Incorporated by reference to Post-Effective Amendment No. 1 to
Registration Statement on Form N-4 (File No. 333-167680), as filed on
February 11, 2011.

(3.4)	Intercompany Agreement dated December 22, 2010 (effective January 1,
2010) between ING Investment Management LLC and ING Life Insurance and
Annuity Company • Incorporated by reference to Post-Effective Amendment
No. 1 to Registration Statement on Form N-4 (File No. 333-167680), as filed on February 11, 2011.
(4.1)	Variable Annuity Contract (G-TDA-HH(XC/M)) • Incorporated by reference to Post-Effective Amendment No. 6 to Registration Statement on Form N-4
(File No. 033-75962), as filed on April 17, 1996.
(4.2)	Variable Annuity Contract (G-TDA-HH(XC/S)) • Incorporated by reference to
Post-Effective Amendment No. 6 to Registration Statement on Form N-4 (File
No. 033-75962), as filed on April 17, 1996.
(4.3)	Variable Annuity Certification (GTCC-HH(XC/M)) • Incorporated by
reference to Post-Effective Amendment No. 14 to Registration Statement on
Form N-4 (File No. 033-75962), as filed on April 17, 1998.
(4.4)	Endorsement E-403bR-09 to Contracts G-TDA-HH(XC/M) and G-TDA-
HH(XC/S) and Certificate GTCC-HH(XC/M) • Incorporated by reference to
Post-Effective Amendment No. 54 to Registration Statement on Form N-4
(File No. 033-75962), as filed on April 9, 2009.
(4.5)	Endorsement E-403bTERM-08 to Contracts G-TDA-HH(XC/M) and G-TDA-
HH(XC/S) and Certificate GTCC-HH(XC/M) • Incorporated by reference to
Post-Effective Amendment No. 54 to Registration Statement on Form N-4
(File No. 033-75962), as filed on April 9, 2009.
(4.6)	Variable Annuity Certificate (GTCC-HH(XC/S)) • Incorporated by reference to Post-Effective Amendment No. 14 to Registration Statement on Form N-4
(File No. 033-75962), as filed on April 17, 1998.
(4.7)	Variable Annuity Contract GAGOV-98(NY) • Incorporated by reference to
Post-Effective Amendment No. 39 to Registration Statement on Form N-4
(File No. 033-75962), as filed on December 17, 2004.
(4.8)	Endorsement (EGET-IC(R)NY) to Contracts G-TDA-HH(XC/M) and
G-TDA-HH(XC/S) • Incorporated by reference to Post-Effective Amendment
No. 5 to Registration Statement on Form N-4 (File No. 033-75986), as filed on
April 12, 1996.
(4.9)	Endorsement (ENYSUTMF97) to Contract G-TDA-HH(XC/M) •
Incorporated by reference to Post-Effective Amendment No. 11 to Registration
Statement on Form N-4 (File No. 033-75962), as filed on April 14, 1997.
(4.10)	Endorsement (ENYSUTMF97(S)) to Contract G-TDA-HH(XC/S) •
Incorporated by reference to Post-Effective Amendment No. 11 to Registration
Statement on Form N-4 (File No. 033-75962), as filed on April 14, 1997.
(4.11)	Endorsement (EGAA(5/98) NY) to Contracts G-TDA-HH(XC/M) and G-
TDA-HH(XC/S) and Certificates GTCC-HH(XC/M) and GTCC-HH(XC/S) •
Incorporated by reference to Post-Effective Amendment No. 14 to Registration
Statement on Form N-4 (File No. 033-75962), as filed on April 17, 1998.

(4.12)	Endorsement (EG403-GIE-98)-XC to Contract G-TDA-HH(XC/M) and
Certificate GTCC-HH(XC/M) • Incorporated by reference to Post-Effective
Amendment No. 11 to Registration Statement on Form N-4 (File No. 333-
01107), as filed on September 10, 1998.
(4.13)	Endorsement (EG403-GI-98) to Contract G-TDA-HH(XC/M) and Certificate
GTCC-HH(XC/M) • Incorporated by reference to Post-Effective Amendment
No. 15 to Registration Statement on Form N-4 (File No. 033-75962), as filed on September 15, 1998.
(4.14)	Endorsement (EGET-99) to Contracts G-TDA-HH(XC/M) and G-TDA-
HH(XC/S) • Incorporated by reference to Post-Effective Amendment No. 13 to Registration Statement on Form N-4 (File No. 333-01107), as filed on April
7, 1999.
(4.15)	Endorsement (ENYS-XC/M-00) to Contract G-TDA-HH(XC/M) and
Certificate
G-TDA-HH(XC/M) • Incorporated by reference to Post-Effective Amendment
No. 22 to Registration Statement on Form S-1 (File No. 033-75962), as filed on April 13, 2000.
(4.16)	Endorsement (ENYS-XC/S-00) to Contract G-TDA-HH(XC/S) and Certificate
G-TDA-HH(XC/S) • Incorporated by reference to Post-Effective Amendment
No. 22 to Registration Statement on Form S-1 (File No. 033-75962), as filed on April 13, 2000.
(4.17)	Endorsement (EGSF-IB(XC/M)) to Contract G-TDA-HH(XC/M) and
Certificate GTCC-HH(XC/M) • Incorporated by reference to Post-Effective
Amendment No. 25 to Registration Statement on Form N-4 (File No. 033-
75962), as filed on December 6, 2000.
(4.18)	Endorsement (EGAA-ID(XC)) to Contract G-TDA-HH(XC/S) and Certificate
GTCC-HH(XC/S) • Incorporated by reference to Post-Effective Amendment
No. 25 to Registration Statement on Form N-4 (File No. 033-75962), as filed on December 6, 2000.
(4.19)	Endorsement EDSC-94(XC/M) to Contract G-TDA-HH(XC/M) and
Certificate
GTCC-HH(XC/M) • Incorporated by reference to Post-Effective Amendment
No. 26 to Registration Statement on Form N-4 (File No. 033-75962), as filed on December 13, 2000.
(4.20)	Endorsement (ENYS-AR-01) to Contracts G-TDA-HH(XC/M) and
G-TDA-HH(XC/S) and Certificates GTCC-HH(XC/M) and GTCC-HH(XC/S)
• Incorporated by reference to Post-Effective Amendment No. 30 to
Registration Statement on Form N-4 (File No. 033-75962), as filed on April 8,
2002.

(4.21)	Endorsement EEGTRRA-HEG(01) to Contracts G-TDA-HH(XC/M) and G-
TDA-HH(XC/S) and Contract Certificates GTCC-HH(XC/M) and GTCC-
HH(XC/S) • Incorporated by reference to Post-Effective Amendment No. 30 to Registration Statement on Form N-4 (File No. 033-75962), as filed on April
8, 2002.
(4.22)	Endorsement E-LOANSBA(1/02) to Contracts G-TDA-HH(XC/M) and G-
TDA-HH(XC/S) and Contract Certificates GTCC-HH(XC/M) and GTCC-
HH(XC/S) • Incorporated by reference to Post-Effective Amendment No. 39 to Registration Statement on Form N-4 (File No. 033-75962), as filed on
December 17, 2004.
(4.23)	Contract Certificates GTCC-HH(XC/M) and GTCC-HH(XC/S) • Incorporated
by reference to Post-Effective Amendment No. 39 to Registration Statement
on Form N-4 (File No. 033-75962), as filed on December 17, 2004.
(4.24)	Endorsements ENMCHG(05/02) and ENMCHG1(05/02) for name change •
Incorporated by reference to Post-Effective Amendment No. 30 to Registration
Statement on Form N-4 (File No. 033-75962), as filed on April 8, 2002.
(4.25)	Variable Annuity Contract Certificate GAGOVC-98(NY) • Incorporated by
reference to Post-Effective Amendment No. 39 to Registration Statement on
Form N-4 (File No. 033-75962), as filed on December 17, 2004.
(4.26)	Endorsement EGOVCC-NYS-03 to Contract GAGOV-98(NY) and Contract
Certificate GAGOVC-98(NY) • Incorporated by reference to Post-Effective
Amendment No. 39 to Registration Statement on Form N-4 (File No. 033-
75962), as filed on December 17, 2004.
(4.27)	Roth 403(b) Endorsement - E-ROTH403B-M-05 to Contract G-TDA-
HH(XC/M) and Certificate GTCC-HH(XC/M) • Incorporated by reference to
Post-Effective Amendment No. 43 to Registration Statement on Form N-4
(File No. 033-75962), as filed on April 11, 2006.
(4.28)	Roth 403(b) Endorsement - E-ROTH403B-S-05 to Contract G-TDA-
HH(XC/S) and Certificate GTCC-HH(XC/S) • Incorporated by reference to
Post-Effective Amendment No. 43 to Registration Statement on Form N-4
(File No. 033-75962), as filed on April 11, 2006.
(4.29)	Endorsement E-NYSUT-DSC-08 • Incorporated by reference to Post-Effective
Amendment No. 52 to Registration Statement on Form N-4 (File No. 033-
75962), as filed on April 10, 2008.
(4.30)	Endorsement E-NYSUTDB-06 • Incorporated by reference to Post-Effective
Amendment No. 46 to Registration Statement on Form N-4 (File No. 033-
75962), as filed on September 27, 2006.
(4.31)	Endorsement E-LNDFLT (1/04) to Contracts G-TDA-HH(XC/M) and G-
TDA-HH(XC/S) and Contract Certificates GTCC-HH(XC/M) and GTCC-
HH(XC/S) • Incorporated by reference to Post-Effective Amendment No. 48 to Registration Statement on Form N-4 (File No. 033-75962), as filed on April
10, 2007.

(4.32)	Endorsement ENYSTINTM (9/04) to Contract G-TDA-HH(XC/M) and
Contract Certificate GTCC-HH(XC/M) • Incorporated by reference to Post-
Effective Amendment No. 48 to Registration Statement on Form N-4 (File No.
033-75962), as filed on April 10, 2007.
(4.33)	Endorsement ENYSTINTS (9/04) to Contract G-TDA-HH(XC/S) and
Contract Certificate GTCC-HH(XC/S) • Incorporated by reference to Post-
Effective Amendment No. 48 to Registration Statement on Form N-4 (File No.
033-75962), as filed on April 10, 2007.
(4.34)	Endorsement ENYSUTBEN 97 to Contracts G-TDA-HH(XC/M) and G-TDA-
HH(XC/S) and Contract Certificate GTCC-HH(XC/S) • Incorporated by
reference to Post-Effective Amendment No. 48 to Registration Statement on
Form N-4 (File No. 033-75962), as filed on April 10, 2007.
(4.35)	Endorsement NYOPSC-09 Contracts G-TDA-HH(XC/M) and G-TDA-
HH(XC/S) and Contract Certificates GTCC-HH(XC/M) and GTCC-
HH(XC/S) • Incorporated by reference to Post-Effective Amendment No. 57 to Registration Statement on Form N-4 (File No. 033-75962), as filed on April
5, 2011.
(4.36)	Endorsement E-DOMA-10 to Contracts G-TDA-HH(XC/M) and G-TDA-
HH(XC/S) and Contract Certificates GTCC-HH(XC/M) and GTCC-
HH(XC/S) • Incorporated by reference to Post-Effective Amendment No. 57 to Registration Statement on Form N-4 (File No. 033-75962), as filed on April
5, 2011.
(4.37)	Minimum Guaranteed Withdrawal Benefit Rider with Reset Option (MGWB)-
(E-MGWB-07) to Contracts G-TDA-HH(XC/M) and G-TDA-HH(XC/S) and
Contract Certificates GTCC-HH(XC/M) and GTCC-HH(XC/S) • Incorporated
by reference to Post-Effective Amendment No. 51 to Registration Statement
on Form N-4 (File No. 033-75962), as filed on July 27, 2007.
(4.38)	Rider Schedule to Minimum Guaranteed Withdrawal Benefit (E-MGWB-07
SCH) to Contracts G-TDA-HH(XC/M) and G-TDA-HH(XC/S) and Contract
Certificates GTCC-HH(XC/M) and GTCC-HH(XC/S) • Incorporated by
reference to Post-Effective Amendment No. 50 to Registration Statement on
Form N-4 (File No. 033-75962), as filed on June 15, 2007.
(4.39)	Variable Annuity Contract G-CDA-10 • Incorporated by reference to Post-
Effective Amendment No. 16 to Registration Statement on Form N-4 (File No.
333-109860), as filed on September 17, 2010.
(4.40)	Variable Annuity Contract Certificate C-CDA-10 • Incorporated by reference to Post-Effective Amendment No. 16 to Registration Statement on Form N-4
(File No. 333-109860), as filed on September 17, 2010.
(5.1)	Variable Annuity Contract Application (300-GTD-NY(5/98)) • Incorporated
by reference to Post-Effective Amendment No. 15 to Registration Statement
on Form N-4 (File No. 033-75962), as filed on September 15, 1998.

(5.2)	Variable Annuity Contract Application (300-AD457-98(X)) to Contract
GAGOV-98(NY) and Contract Certificate GAGOVC-98(NY) • Incorporated
by reference to Post-Effective Amendment No. 39 to Registration Statement
on Form N-4 (File No. 033-75962), as filed on December 17, 2004.
(5.3)	Opportunity Plus Application 300-TDA-HH 09 (XC) • Incorporated by
reference to Post-Effective Amendment No. 57 to Registration Statement on
Form N-4 (File No. 033-75962), as filed on April 5, 2011.
(6.1)	Restated Certificate of Incorporation (amended and restated as of October 1,
2007) of ING Life Insurance and Annuity Company • Incorporated by
reference to ING Life Insurance and Annuity Company Annual Report on
Form 10-K (File No. 033-23376), as filed on March 31, 2008.
(6.2)	Amended and Restated By-Laws of ING Life Insurance and Annuity
Company, effective October 1, 2007 • Incorporated by reference to the ING
Life Insurance and Annuity Company annual report on Form 10-K (File No.
033-23376), as filed on March 31, 2008.
(7)	Not Applicable
(8.1)	(Retail) Participation Agreement dated as of October 1, 2000 by and among
AIM Equity Funds, AIM Distributors, Inc., and Aetna Life Insurance and
Annuity Company • Incorporated by reference to Registration Statement on
Form N-4 (File No. 333-105479), as filed on May 22, 2003.
(8.2)	(Retail) Amendment No. 1 dated January 1, 2003 to Participation Agreement dated as of October 1, 2000 by and among AIM Equity Funds, AIM
Distributors, Inc., and ING Life Insurance and Annuity Company (f/k/a Aetna
Life Insurance and Annuity Company) • Incorporated by reference to Post-
Effective Amendment No. 2 to Registration Statement on Form N-4 (File No.
333-105479), as filed on April 21, 2004.
(8.3)	Fund Participation Agreement dated June 30, 1998 by and among AIM
Variable Insurance Funds, Inc., A I M Distributors, Inc. and Aetna Life
Insurance and Annuity Company • Incorporated by reference to Pre-Effective
Amendment No. 1 to Registration Statement on Form N-4 (File No. 333-
56297), as filed on August 4, 1998.
(8.4)	Amendment No. 1 dated October 1, 2000 to Participation Agreement dated
June 30, 1998 by and among AIM Variable Insurance Funds (formerly AIM
Variable Insurance Funds, Inc.), A I M Distributors, Inc. and Aetna Life
Insurance and Annuity Company • Incorporated by reference to Post-Effective
Amendment No. 24 to Registration Statement on Form N-4 (File No. 333-
01107), as filed on April 13, 2001.
(8.5)	First Amendment dated November 17, 2000 to Participation Agreement dated
June 30, 1998 by and among AIM Variable Insurance Funds, (formerly AIM
Variable Insurance Funds, Inc.), A I M Distributors, Inc. and Aetna Life
Insurance and Annuity Company • Incorporated by reference to Post-Effective
Amendment No. 24 to Registration Statement on Form N-4 (File No. 333-
01107), as filed on April 13, 2001.

(8.6)	Amendment dated as of July 12, 2002 to Participation Agreement dated as of
June 30, 1998, as amended on October 1, 2000 and November 17, 2000 by and among AIM Variable Insurance Funds, A I M Distributors, Inc., Aetna Life
Insurance and Annuity Company and Aetna Investment Services, LLC •
Incorporated by reference to Post-Effective Amendment No. 32 to Registration
Statement on Form N-4 (File No. 033-75988), as filed on April 13, 2004.
(8.7)	Service Agreement effective June 30, 1998 between Aetna Life Insurance and
Annuity Company and AIM Advisors, Inc. • Incorporated by reference to Pre-
Effective Amendment No. 1 to Registration Statement on Form N-4 (File No.
333-56297), as filed on August 4, 1998.
(8.8)	First Amendment dated October 1, 2000 to the Service Agreement dated June
30, 1998 between Aetna Life Insurance and Annuity Company and AIM
Advisors, Inc. • Incorporated by reference to Pre-Effective Amendment No. 1 to Registration Statement on Form N-4 (File No. 333-49176), as filed on
November 30, 2000.
(8.9)	Rule 22c-2 Agreement dated no later than April 16, 2007 and is effective as of
October 16, 2007 between AIM Investment Services, Inc., ING Life Insurance and Annuity Company, ING National Trust, ING USA Annuity and Life
Insurance Company, ReliaStar Life Insurance Company, ReliaStar Life
Insurance Company of New York, Security Life of Denver Insurance
Company and Systematized Benefits Administrators Inc. • Incorporated by
reference to Post-Effective Amendment No. 50 to Registration Statement on
Form N-4 (File No. 033-75962), as filed on June 15, 2007.
(8.10)	(Retail) Amended and Restated Selling and Services Agreement and Fund
Participation Agreement entered into as of May 1, 2008 between ING Life
Insurance and Annuity Company, ING Financial Advisers, LLC and Fred
Alger & Company, Incorporated • Incorporated by reference to Post-Effective
Amendment No. 54 to Registration Statement on Form N-4 (File No. 033-
75962), as filed on April 9, 2009.
(8.11)	(Retail) First Amendment dated February 5, 2009 to the Amended and
Restated Selling and Services Agreement and Fund Participation Agreement
dated as of May 1, 2008 between ING Life Insurance and Annuity Company,
ING Financial Advisers, LLC and Fred Alger & Company, Incorporated •
Incorporated by reference to Post-Effective Amendment No. 54 to Registration
Statement on Form N-4 (File No. 033-75962), as filed on April 9, 2009.
(8.12)	(Retail) Second Amendment dated as of October 1, 2009 to the Amended and
Restated Selling and Services Agreement and Fund Participation Agreement
dated as of May 1, 2008, as amended, between ING Life Insurance and
Annuity Company, ING Institutional Plan Services, LLP, ING Financial
Advisers, LLC and Fred Alger & Company, Incorporated • Incorporated by
reference to Post-Effective Amendment No. 56 to Registration Statement on
Form N-4 (File No. 333-01107), as filed on December 18, 2009.

(8.13)	Rule 22c-2 Agreement dated no later than April 16, 2007 and is effective as of
October 16, 2007 between Fred Alger & Company, Incorporated, ING Life
Insurance and Annuity Company, ING National Trust, ING USA Annuity and
Life Insurance Company, ReliaStar Life Insurance Company, ReliaStar Life
Insurance Company of New York, Security Life of Denver Insurance
Company and Systematized Benefits Administrators Inc. • Incorporated by
reference to Post-Effective Amendment No. 54 to Registration Statement on
Form N-4 (File No. 033-75962), as filed on April 9, 2009.
(8.14)	(Retail) Selling and Services Agreement and Fund Participation Agreement
between ING Life Insurance and Annuity Company and Saturna Brokerage
Services Inc. (Amana Funds) • Incorporated by reference to Post-Effective
Amendment No. 53 to Registration Statement on Form N-4 (File No. 333-
01107), as filed on August 18, 2008.
(8.15)	Rule 22c-2 Agreement dated May 1, 2008 between Saturna Brokerage
Services, Inc. (Amana Funds), ING Life Insurance and Annuity Company,
ING National Trust, ING USA Annuity and Life Insurance Company,
ReliaStar Life Insurance Company, ReliaStar Life Insurance Company of New
York, Security Life of Denver Insurance Company and Systematized Benefits
Administrators Inc. • Incorporated by reference to Post-Effective Amendment
No. 53 to Registration Statement on Form N-4 (File No. 333-01107), as filed on August 18, 2008.
(8.16)	(Retail) Fund Participation Agreement dated as of July 1, 2000 between Aetna
Life Insurance and Annuity Company, American Century Services
Corporation and American Century Investment Services, Inc. • Incorporated
by reference to Post-Effective Amendment No. 23 to Registration Statement
on Form N-4 (File No. 333-01107), as filed on December 13, 2000.
(8.17)	(Retail) Amendment No. 1 effective November 7, 2003 to Fund Participation
Agreement dated as of July 1, 2000 between ING Life Insurance and Annuity
Company and American Century Investment Services, Inc. • Incorporated by
reference to Post-Effective Amendment No. 37 to Registration Statement on
Form N-4 (File No. 033-75962), as filed on April 13, 2004.
(8.18)	(Retail) Amendment No. 2 effective October 1, 2004 to Fund Participation
Agreement between ING Life Insurance and Annuity Company and American
Century Investment Services • Incorporated by reference to Post-Effective
Amendment No. 48 to Registration Statement on Form N-4 (File No. 033-
75962), as filed on April 10, 2007.
(8.19)	(Retail) Amendment No. 3 effective April 1, 2007 to Fund Participation
Agreement between ING Life Insurance and Annuity Company, American
Century Investment Services, Inc. and American Century Services, LLC •
Incorporated by reference to Post-Effective Amendment No. 10 to Registration
Statement on Form N-4 (File No. 333-105479), as filed on April 11, 2008.

(8.20)	(Retail) Selling and Services Agreement dated July 1, 2000 by and among
Aetna Investment Services, Inc., Aetna Life Insurance and Annuity Company
and American Century Investment Services • Incorporated by reference to
Post-Effective Amendment No. 48 to Registration Statement on Form N-4
(File No. 033-75962), as filed on April 10, 2007.
(8.21)	(Retail) Amendment No. 1 effective November 7, 2003 to the Selling and
Services Agreement dated July 1, 2000 by and among ING Financial Advisers,
LLC (formerly known as Aetna Investment Services, Inc.), ING Life Insurance
and Annuity Company (formerly known as Aetna Life Insurance and Annuity
Company) and American Century Investment Services, Inc. • Incorporated by
reference to Post-Effective Amendment No. 48 to Registration Statement on
Form N-4 (File No. 033-75962), as filed on April 10, 2007.
(8.22)	(Retail) Amendment No. 2 effective October 1, 2004 to the Selling and
Services Agreement dated July 1, 2000 and amended on November 7, 2003 by and among ING Financial Advisers, LLC (formerly known as Aetna
Investment Services, Inc.), ING Life Insurance and Annuity Company
(formerly known as Aetna Life Insurance and Annuity Company) and
American Century Investment Services, Inc. • Incorporated by reference to
Post-Effective Amendment No. 48 to Registration Statement on Form N-4
(File No. 033-75962), as filed on April 10, 2007.
(8.23)	(Retail) Amendment No. 3 effective April 1, 2007 to the Selling and Services
Agreement dated July 1, 2000 and amended on November 7, 2003 and October
1, 2004 by and among ING Financial Advisers, LLC (formerly known as
Aetna Investment Services, Inc.), ING Life Insurance and Annuity Company
(formerly known as Aetna Life Insurance and Annuity Company), American
Century Investment Services, Inc. and American Century Services, LLC •
Incorporated by reference to Post-Effective Amendment No. 10 to Registration
Statement on Form N-4 (File No. 333-105479), as filed on April 11, 2008.
(8.24)	(Retail) Fourth Amendment dated as of April 6, 2009 to the Selling and
Services Agreement dated July 1, 2000 as amended on November 7, 2003,
October 1, 2004 and April 1, 2007 by and between ING Life Insurance and
Annuity Company (formerly known as Aetna Life Insurance and Annuity
Company), ING Institutional Plan Services, LLP, ING Financial Advisers,
LLC (formerly known as Aetna Investment Services, Inc.), American Century
Investment Services, Inc. and American Century Services, LLC • Incorporated
by reference to Post-Effective Amendment No. 56 to Registration Statement
on Form N-4 (File No. 333-01107), as filed on December 18, 2009.

(8.25)	Rule 22c-2 Agreement dated April 4, 2007 and is effective as of October 16,
2007 between American Century Investment Services, Inc., ING Life
Insurance and Annuity Company, ING National Trust, ING USA Annuity and
Life Insurance Company, ReliaStar Life Insurance Company, ReliaStar Life
Insurance Company of New York, Security Life of Denver Insurance
Company and Systematized Benefits Administrators Inc. • Incorporated by
reference to Post-Effective Amendment No. 50 to Registration Statement on
Form N-4 (File No. 033-75962), as filed on June 15, 2007.
(8.26)	(Retail) Participation Agreement dated as of January 1, 2003 by and among
ING Life Insurance and Annuity Company, ReliaStar Life Insurance
Company, ReliaStar Life Insurance Company of New York, American Funds
Distributors, Inc. and American Funds Service Company • Incorporated by
reference to Post-Effective Amendment No. 42 to Registration Statement on
Form N-4 (File No. 333-01107), as filed on December 16, 2005.
(8.27)	(Retail) First Amendment is made and entered into as of January 3, 2006 to the
Participation Agreement dated January 1, 2003 by and among ING Life
Insurance and Annuity Company, ReliaStar Life Insurance Company,
ReliaStar Life Insurance Company of New York, American Funds
Distributors, Inc. and American Funds Service Company • Incorporated by
reference to Post-Effective Amendment No. 47 to Registration Statement on
Form N-4 (File No. 033-75962), as filed on November 21, 2006.
(8.28)	(Retail) Second Amendment effective as of November 1, 2006 to Participation
Agreement dated January 1, 2003, and as amended on January 3, 2006, by and among American Funds Distributors, Inc., American Funds Service Company,
ING Life Insurance and Annuity Company, ReliaStar Life Insurance Company
and ReliaStar Life Insurance Company of New York • Incorporated by
reference to Post-Effective Amendment No. 46 to Registration Statement on
Form N-4 (File No. 333-01107), as filed on February 15, 2008.
(8.29)	(Retail) Third Amendment effective as of February 1, 2007 to the Participation
Agreement dated January 1, 2003, and as amended on January 3, 2006 and on
November 1, 2006, by and among American Funds Distributors, Inc.,
American Funds Service Company, ING Life Insurance and Annuity
Company, ReliaStar Life Insurance Company and ReliaStar Life Insurance
Company of New York • Incorporated by reference to Post-Effective
Amendment No. 46 to Registration Statement on Form N-4 (File No. 333-
01107), as filed on February 15, 2008.

(8.30)	(Retail) Fourth Amendment effective as of October 1, 2008 to the Participation
Agreement dated January 1, 2003, and as amended on January 3, 2006,
November 1, 2006 and February 1, 2007, by and among American Funds
Distributors, Inc., American Funds Service Company, ING Life Insurance and
Annuity Company, ReliaStar Life Insurance Company and ReliaStar Life
Insurance Company of New York • Incorporated by reference to Post-
Effective Amendment No. 54 to Registration Statement on Form N-4 (File No.
333-01107), as filed on November 18, 2008.
(8.31)	(Retail) Fifth Amendment effective as of January 30, 2009 to the Participation
Agreement dated January 1, 2003, and as amended on January 3, 2006,
November 1, 2006, February 1, 2007 and October 1, 2008, by and among
American Funds Distributors, Inc., American Funds Service Company, ING
Life Insurance and Annuity Company, ReliaStar Life Insurance Company and
ReliaStar Life Insurance Company of New York • Incorporated by reference to Post-Effective Amendment No. 54 to Registration Statement on Form N-4
(File No. 033-75962), as filed on April 9, 2009.
(8.32)	(Retail) Sixth Amendment effective May 1, 2009 to the Participation
Agreement dated January 1, 2003, and as amended on January 3, 2006,
November 1, 2006, February 1, 2007, October 1, 2008 and January 30, 2009,
by and among ING Life Insurance and Annuity Company, ReliaStar Life
Insurance Company, ReliaStar Life Insurance Company of New York,
American Funds Distributors, Inc. and American Funds Service Company •
Incorporated by reference to Post-Effective Amendment No. 55 to Registration
Statement on Form N-4 (File No. 033-75962), as filed on April 8, 2010.
(8.33)	(Retail) Seventh Amendment effective December 1, 2010 to the Participation
Agreement dated January 1, 2003, and as amended on January 3, 2006,
November 1, 2006, February 1, 2007, October 1, 2008, January 30, 2009 and
May 1, 2009, by and among ING Life Insurance and Annuity Company,
ReliaStar Life Insurance Company, ReliaStar Life Insurance Company of New
York, American Funds Distributors, Inc. and American Funds Service
Company • Incorporated by reference to Post-Effective Amendment No. 1 to
Registration Statement on Form N-4 (File No. 333-167680), as filed on
February 11, 2011.
(8.34)	(Retail) Eighth Amendment effective February 1, 2011 to the Participation
Agreement dated January 1, 2003, and as amended on January 3, 2006,
November 1, 2006, February 1, 2007, October 1, 2008, January 30, 2009, May
1, 2009 and December 1, 2010, by and among American Funds Distributors,
Inc., American Funds Service Company, ING Life Insurance and Annuity
Company, ReliaStar Life Insurance Company and ReliaStar Life Insurance
Company of New York

(8.35)	(Retail) Selling Group Agreement among American Funds Distributors, Inc.
and Aetna Investment Services, Inc. dated June 30, 2000 • Incorporated by reference to Post-Effective Amendment No. 42 to Registration Statement on
Form N-4 (File No. 333-01107), as filed on December 16, 2005.
(8.36)	(Retail) Supplemental Selling Group Agreement by and among American
Funds Distributors, Inc. and Aetna Investment Services, Inc. dated June 30,
2000 • Incorporated by reference to Post-Effective Amendment No. 42 to
Registration Statement on Form N-4 (File No. 333-01107), as filed on
December 16, 2005.
(8.37)	(Retail) Omnibus addendum (R shares) dated February 6, 2004 to the Selling
Group Agreement dated June 30, 2000 and effective January 1, 2003 between
American Funds Distributors, Inc. and ING Financial Advisers, LLC •
Incorporated by reference to Post-Effective Amendment No. 42 to Registration
Statement on Form N-4 (File No. 333-01107), as filed on December 16, 2005.
(8.38)	Rule 22c-2 Agreement dated and effective as of April 16, 2007 and operational on October 16, 2007 between American Funds Service Company, ING Life
Insurance and Annuity Company, ING National Trust, ING USA Annuity and
Life Insurance Company, ReliaStar Life Insurance Company, ReliaStar Life
Insurance Company of New York, Security Life of Denver Insurance
Company and Systematized Benefits Administrators Inc. • Incorporated by
reference to Post-Effective Amendment No. 50 to Registration Statement on
Form N-4 (File No. 033-75962), as filed on June 15, 2007.
(8.39)	(Retail) Selling and Services Agreement and Fund Participation Agreement
dated October 5, 2006 among ING Life Insurance and Annuity Company, ING
Financial Advisers, LLC and BlackRock Distributors, Inc. • Incorporated by
reference to Post-Effective Amendment No. 54 to Registration Statement on
Form N-4 (File No. 033-75962), as filed on April 9, 2009.
(8.40)	(Retail) First Amendment dated as of July 21, 2010 and effective April 1, 2010 to the Selling and Services Agreement and Fund Participation Agreement
dated October 5, 2006 by and between ING Institutional Plan Services, LLC,
ING Life Insurance and Annuity Company, ING Financial Advisers, LLC,
BlackRock Advisors, LLC and BlackRock Investments, LLC • Incorporated
by reference to Post-Effective Amendment No. 58 to Registration Statement
on Form N-4 (File No. 333-01107), as filed on December 3, 2010.
(8.41)	Rule 22c-2 Agreement dated April 16, 2007 and is effective as of October 16,
2007 between BlackRock Distributors, Inc., ING Life Insurance and Annuity
Company, ING National Trust, ING USA Annuity and Life Insurance
Company, ReliaStar Life Insurance Company, ReliaStar Life Insurance
Company of New York, Security Life of Denver Insurance Company and
Systematized Benefits Administrators Inc. • Incorporated by reference to Post-
Effective Amendment No. 54 to Registration Statement on Form N-4 (File No.
033-75962), as filed on April 9, 2009.

(8.42)	Fund Participation Agreement dated December 1, 1997 among Calvert
Responsibly Invested Balanced Portfolio, Calvert Asset Management
Company, Inc. and Aetna Life Insurance and Annuity Company •
Incorporated by reference to Post-Effective Amendment No. 8 to Registration
Statement on Form N-4 (File No. 333-01107), as filed on February 19, 1998.
(8.43)	Service Agreement dated December 1, 1997 between Calvert Asset
Management Company, Inc. and Aetna Life Insurance and Annuity Company
• Incorporated by reference to Post-Effective Amendment No. 8 to
Registration Statement on Form N-4 (File No. 333-01107), as filed on
February 19, 1998.
(8.44)	Rule 22c-2 Agreement dated no later than April 16, 2007 and is effective as of
October 16, 2007 between Calvert Distributors, Inc., ING Life Insurance and
Annuity Company, ING National Trust, ING USA Annuity and Life Insurance
Company, ReliaStar Life Insurance Company, ReliaStar Life Insurance
Company of New York, Security Life of Denver Insurance Company and
Systematized Benefits Administrators Inc. • Incorporated by reference to Post-
Effective Amendment No. 50 to Registration Statement on Form N-4 (File No.
033-75962), as filed on June 15, 2007.
(8.45)	Amended and Restated Participation Agreement as of June 26, 2009 by and
among ING Life Insurance and Annuity Company, Fidelity Distributors
Corporation, Variable Insurance Products Fund, Variable Insurance Products
Fund II, Variable Insurance Products Fund III, Variable Insurance Products
Fund IV and Variable Insurance Products Fund V • Incorporated by reference to Post-Effective Amendment No. 56 to Registration Statement on Form N-4
(File No. 333-01107), as filed on December 18, 2009.
(8.46)	First Amendment as of June 26, 2009 to Participation Agreement as of June
26, 2009 by and among ING Life Insurance and Annuity Company, Fidelity
Distributors Corporation, Variable Insurance Products Fund, Variable
Insurance Products Fund II, Variable Insurance Products Fund III, Variable
Insurance Products Fund IV and Variable Insurance Products Fund V •
Incorporated by reference to Post-Effective Amendment No. 56 to Registration
Statement on Form N-4 (File No. 333-01107), as filed on December 18, 2009.
(8.47)	Letter Agreement dated May 16, 2007 and effective July 2, 2007 between ING
Life Insurance and Annuity Company, Variable Insurance Products Fund,
Variable Insurance Products Fund I, Variable Insurance Products Fund II,
Variable Insurance Product Fund V and Fidelity Distributors Corporation •
Incorporated by reference to Post-Effective Amendment No. 51 to Registration
Statement on Form N-4 (File No. 033-75962), as filed on July 27, 2007.
(8.48)	Service Agreement effective as of June 1, 2002 by and between Fidelity
Investments Institutional Operations Company, Inc. and ING Financial
Advisers, LLC • Incorporated by reference to Post-Effective Amendment No.
33 to Registration Statement on Form N-4 (File No. 033-75988), as filed on
August 5, 2004.

(8.49)	Service Contract effective as of June 1, 2002 and amended on June 20, 2003 by and between Directed Services, Inc., ING Financial Advisers, LLC, and
Fidelity Distributors Corporation • Incorporated by reference to Post-Effective
Amendment No. 33 to Registration Statement on Form N-4 (File No. 033-
75988), as filed on August 5, 2004.
(8.50)	First Amendment effective April 1, 2005 to Service Contract between Fidelity
Distributors Corporation and ING Financial Advisers, Inc. dated June 1, 2002 and amended on June 20, 2003 • Incorporated by reference to Post-Effective
Amendment No. 47 to Registration Statement on Form N-4 (File No. 033-
75962), as filed on November 21, 2006.
(8.51)	Second Amendment effective April 1, 2006 to Service Contract between
Fidelity Distributors Corporation and ING Financial Advisers, Inc. dated June
1, 2002 and amended on June 20, 2003 and April 1, 2005 • Incorporated by reference to Post-Effective Amendment No. 47 to Registration Statement on
Form N-4 (File No. 033-75962), as filed on November 21, 2006.
(8.52)	Rule 22c-2 Agreement dated no later than April 16, 2007 and is effective as of
October 16, 2007 between Fidelity Distributors Corporation, ING Life
Insurance and Annuity Company, ING National Trust, ING USA Annuity and
Life Insurance Company, ReliaStar Life Insurance Company, ReliaStar Life
Insurance Company of New York, Security Life of Denver Insurance
Company and Systematized Benefits Administrators Inc. • Incorporated by
reference to Post-Effective Amendment No. 50 to Registration Statement on
Form N-4 (File No. 033-75962), as filed on June 15, 2007.
(8.53)	Amended and Restated Participation Agreement as of December 30, 2005 by
and among Franklin Templeton Variable Insurance Products Trust,
Franklin/Templeton Distributors, Inc., ING Life Insurance and Annuity
Company, ING USA Annuity and Life Insurance Company, ReliaStar Life
Insurance Company, ReliaStar Life Insurance Company of New York and
Directed Services, Inc. • Incorporated by reference to Post-Effective
Amendment No. 17 to Registration Statement on Form N-4 (File No. 333-
85618), as filed on February 1, 2007.
(8.54)	Amendment effective June 5, 2007 to Amended and Restated Participation
Agreement as of December 30, 2005 by and among Franklin Templeton
Variable Insurance Products Trust, Franklin/Templeton Distributors, Inc., ING
Life Insurance and Annuity Company, ING USA Annuity and Life Insurance
Company, ReliaStar Life Insurance Company, ReliaStar Life Insurance
Company of New York and Directed Services, LLC • Incorporated by
reference to Pre-Effective Amendment No. 1 to Registration Statement on
Form N-4 (File No. 333-139695), as filed on July 6, 2007.

(8.55)	Amended and Restated Administrative Services Agreement executed as of
October 3, 2005 between Franklin Templeton Services, LLC, ING Life
Insurance and Annuity Company, ING Insurance Company of America, ING
USA Annuity and Life Insurance Company and ReliaStar Life Insurance
Company • Incorporated by reference to Post-Effective Amendment No. 32 to
Registration Statement on Form N-4 (File No. 033-81216), as filed on April
11, 2006.
(8.56)	Rule 22c-2 Shareholder Information Agreement (Franklin Templeton Variable
Insurance Products Trust) entered into as of April 16, 2007 among
Franklin/Templeton Distributors, Inc., ING Life Insurance and Annuity
Company, ING USA Annuity and Life Insurance Company, ReliaStar Life
Insurance Company and ReliaStar Life Insurance Company of New York •
Incorporated by reference to Post-Effective Amendment No. 50 to Registration
Statement on Form N-4 (File No. 033-75962), as filed on June 15, 2007.
(8.57)	Participation Agreement dated April 30, 2003 among ING Life Insurance and
Annuity Company, The GCG Trust (renamed effective May 1, 2003, ING
Investors Trust) and Directed Services, Inc. • Incorporated by reference to
Post-Effective Amendment No. 54 to Registration Statement on Form N-1A
(File No. 033-23512), as filed on August 1, 2003.
(8.58)	Amendment dated October 9, 2006 to the Participation Agreement dated April
30, 2003 among ING Life Insurance and Annuity Company, ING Investors
Trust and Directed Services, Inc. • Incorporated by reference to Post-Effective
Amendment No. 47 to Registration Statement on Form N-4 (File No. 033-
75962), as filed on November 21, 2006.
(8.59)	Participation Agreement dated as of November 28, 2001 among Portfolio
Partners, Inc., Aetna Life Insurance and Annuity Company and Aetna
Investment Services, LLC • Incorporated by reference to Post-Effective
Amendment No. 30 to Registration Statement on Form N-4 (File No. 033-
75962), as filed on April 8, 2002.
(8.60)	Amendment dated March 5, 2002 between Portfolio Partners, Inc. (to be renamed ING Partners, Inc. effective May 1, 2002), Aetna Life Insurance and
Annuity Company (to be renamed ING Life Insurance and Annuity Company effective May 1, 2002) and Aetna Investment Services, LLC (to be renamed
ING Financial Advisers, LLC) to Participation Agreement dated November
28, 2001 • Incorporated by reference to Post-Effective Amendment No. 30 to
Registration Statement on Form N-4 (File No. 033-75962), as filed on April 8,
2002.
(8.61)	Amendment dated May 1, 2003 between ING Partners, Inc., ING Life
Insurance and Annuity Company and ING Financial Advisers, LLC to the
Participation Agreement dated as of November 28, 2001 and subsequently amended on March 5, 2002 • Incorporated by reference to Post-Effective
Amendment No. 28 to Registration Statement on Form N-4 (File No. 033-
75988), as filed on April 10, 2003.

(8.62)	Amendment dated November 1, 2004 to the Participation Agreement between
ING Partners, Inc., ING Life Insurance and Annuity Company and ING
Financial Advisers, LLC dated as of November 28, 2001 and subsequently amended on March 5, 2002 and May 1, 2003 • Incorporated by reference to
Post-Effective Amendment No. 20 to Registration Statement on Form N-1A
(File No. 333-32575), as filed on April 1, 2005.
(8.63)	Amendment dated April 29, 2005 to the Participation Agreement between ING
Partners, Inc., ING Life Insurance and Annuity Company and ING Financial
Advisers, LLC dated as of November 28, 2001 and subsequently amended on
March 5, 2002, May 1, 2003 and November 1, 2004 • Incorporated by
reference to Post-Effective Amendment No. 32 to Registration Statement on
Form N-4 (File No. 033-81216), as filed on April 11, 2006.
(8.64)	Amendment dated August 31, 2005 to the Participation Agreement between
ING Partners, Inc., ING Life Insurance and Annuity Company and ING
Financial Advisers, LLC dated November 28, 2001 and subsequently amended on March 5, 2002, May 1, 2003, November 1, 2004 and April 29, 2005 •
Incorporated by reference to Post-Effective Amendment No. 32 to Registration
Statement on Form N-4 (File No. 033-81216), as filed on April 11, 2006.
(8.65)	Amendment dated December 7, 2005 to the Participation Agreement between
ING Partners, Inc., ING Life Insurance and Annuity Company and ING
Financial Advisers, LLC dated as of November 28, 2001 and subsequently amended on March 5, 2002, May 1, 2003, November 1, 2004, April 29, 2005,
and August 31, 2005 • Incorporated by reference to Post-Effective
Amendment No. 32 to Registration Statement on Form N-4 (File No. 033-
81216), as filed on April 11, 2006.
(8.66)	Amendment dated April 28, 2006 to the Participation Agreement between ING
Partners, Inc., ING Life Insurance and Annuity Company and ING Financial
Advisers, LLC dated as of November 28, 2001 and subsequently amended on
March 5, 2002, May 1, 2003, November 1, 2004, April 29, 2005, August 31,
2005 and December 7, 2005 • Incorporated by reference to Registration
Statement on Form N-4 (File No. 333-134760), as filed on June 6, 2006.
(8.67)	Shareholder Servicing Agreement (Service Class Shares) dated as of
November 27, 2001 between Portfolio Partners, Inc. and Aetna Life Insurance and Annuity Company • Incorporated by reference to Post-Effective
Amendment No. 30 to Registration Statement on Form N-4 (File No. 033-
75962), as filed on April 8, 2002.
(8.68)	Amendment dated March 5, 2002 between Portfolio Partners, Inc. (to be renamed ING Partners, Inc. effective May 1, 2002) and Aetna Life Insurance and Annuity Company (to be renamed ING Life Insurance and Annuity
Company effective May 1, 2002) to the Shareholder Servicing Agreement
(Service Class Shares) dated November 27, 2001 • Incorporated by reference to Post-Effective Amendment No. 30 to Registration Statement on Form N-4
(File No. 033-75962), as filed on April 8, 2002.

(8.69)	Amendment dated May 1, 2003 to the Shareholder Servicing Agreement
(Service Class Shares) by and between ING Partners, Inc. and ING Life
Insurance and Annuity Company dated November 27, 2001, as amended on
March 5, 2002 • Incorporated by reference to Post-Effective Amendment No.
28 to Registration Statement on Form N-4 (File No. 033-75988), as filed on
April 10, 2003.
(8.70)	Amendment dated November 1, 2004 to the Shareholder Servicing Agreement
(Service Class Shares) by and between ING Partners, Inc. and ING Life
Insurance and Annuity Company dated November 27, 2001, as amended on
March 5, 2002 and May 1, 2003 • Incorporated by reference to Initial
Registration Statement on Form N-4 (File No. 333-134760), as filed on June 6,
2006.
(8.71)	Amendment dated April 29, 2005 to the Shareholder Servicing Agreement
(Service Class Shares) by and between ING Partners, Inc. and ING Life
Insurance and Annuity Company dated November 27, 2001, and amended on
March 5, 2002, May 1, 2003 and November 1, 2004 • Incorporated by
reference to Post-Effective Amendment No. 32 to Registration Statement on
Form N-4 (File No. 033-81216), as filed on April 11, 2006.
(8.72)	Amendment dated December 7, 2005 to the Shareholder Servicing Agreement
(Service Class Shares) by and between ING Partners, Inc. and ING Life
Insurance and Annuity Company dated November 27, 2001, and amended on
March 5, 2002, May 1, 2003, November 1, 2004 and April 29, 2005 •
Incorporated by reference to Initial Registration Statement on Form N-4 (File
No. 333-134760), as filed on June 6, 2006.
(8.73)	Amendment dated April 28, 2006 to the Shareholder Servicing Agreement
(Service Class Shares) by and between ING Partners, Inc. and ING Life
Insurance and Annuity Company dated November 27, 2001, and amended on
March 5, 2002, May 1, 2003, November 1, 2004, April 29, 2005 and
December 7, 2005 • Incorporated by reference to Registration Statement on
Form N-4 (File No. 333-134760), as filed on June 6, 2006.
(8.74)	Fund Participation Agreement dated as of May 1, 1998 by and among Aetna
Life Insurance and Annuity Company and Aetna Variable Fund, Aetna
Variable Encore Fund, Aetna Income Shares, Aetna Balanced VP, Inc., Aetna
GET Fund on behalf of each of its series, Aetna Generation Portfolios, Inc. on behalf of each of its series, Aetna Variable Portfolios, Inc. on behalf of each of its series and Aeltus Investment Management, Inc. • Incorporated by reference to Registration Statement on Form N-4 (File No. 333-56297), as filed on June
8, 1998.

(8.75)	Amendment dated November 9, 1998 to Fund Participation Agreement dated as of May 1, 1998 by and among Aetna Life Insurance and Annuity Company and Aetna Variable Fund, Aetna Variable Encore Fund, Aetna Income Shares,
Aetna Balanced VP, Inc., Aetna GET Fund on behalf of each of its series,
Aetna Generation Portfolios, Inc. on behalf of each of its series, Aetna
Variable Portfolios, Inc. on behalf of each of its series, and Aeltus Investment
Management, Inc. • Incorporated by reference to Post-Effective Amendment
No. 2 to Registration Statement on Form N-4 (File No. 333-56297), as filed on
December 14, 1998.
(8.76)	Second Amendment dated December 31, 1999 to Fund Participation
Agreement dated as of May 1, 1998 and amended on November 9, 1998 by and among Aetna Life Insurance and Annuity Company and Aetna Variable
Fund, Aetna Variable Encore Fund, Aetna Income Shares, Aetna Balanced VP,
Inc., Aetna GET Fund on behalf of each of its series, Aetna Generation
Portfolios, Inc. on behalf of each of its series, Aetna Variable Portfolios, Inc.
on behalf of each of its series and Aeltus Investment Management, Inc. •
Incorporated by reference to Post-Effective Amendment No. 19 to Registration
Statement on Form N-4 (File No. 333-01107), as filed on February 16, 2000.
(8.77)	Third Amendment dated February 11, 2000 to Fund Participation Agreement dated as of May 1, 1998 and amended on November 9, 1998 and December
31, 1999 by and among Aetna Life Insurance and Annuity Company and
Aetna Variable Fund, Aetna Variable Encore Fund, Aetna Income Shares,
Aetna Balanced VP, Inc., Aetna GET Fund on behalf of each of its series,
Aetna Generation Portfolios, Inc. on behalf of each of its series, Aetna
Variable Portfolios, Inc. on behalf of each of its series, and Aeltus Investment
Management, Inc. • Incorporated by reference to Post-Effective Amendment
No. 20 to Registration Statement on Form N-4 (File No. 333-01107), as filed on April 4, 2000.
(8.78)	Fourth Amendment dated May 1, 2000 to Fund Participation Agreement dated as of May 1, 1998 and amended on November 9, 1998, December 31, 1999 and February 11, 2000 by and among Aetna Life Insurance and Annuity
Company and Aetna Variable Fund, Aetna Variable Encore Fund, Aetna
Income Shares, Aetna Balanced VP, Inc., Aetna GET Fund on behalf of each of its series, Aetna Generation Portfolios, Inc. on behalf of each of its series,
Aetna Variable Portfolios, Inc. on behalf of each of its series, and Aeltus
Investment Management, Inc. • Incorporated by reference to Post-Effective
Amendment No. 20 to Registration Statement on Form N-4 (File No. 333-
01107), as filed on April 4, 2000.

(8.79)	Fifth Amendment dated February 27, 2001 to Fund Participation Agreement dated as of May 1, 1998 and amended on November 9, 1998, December 31,
1999, February 11, 2000 and May 1, 2000 by and among Aetna Life Insurance and Annuity Company and Aetna Variable Fund, Aetna Variable Encore Fund,
Aetna Income Shares, Aetna Balanced VP, Inc., Aetna GET Fund on behalf of each of its series, Aetna Generation Portfolios, Inc. on behalf of each of its series, Aetna Variable Portfolios, Inc. on behalf of each of its series, and
Aeltus Investment Management, Inc. • Incorporated by reference to Post-
Effective Amendment No. 24 to Registration Statement on Form N-4 (File No.
333-01107), as filed on April 13, 2001.
(8.80)	Sixth Amendment dated June 19, 2001 to Fund Participation Agreement dated as of May 1, 1998 and amended on November 9, 1998, December 31, 1999,
February 11, 2000, May 1, 2000 and February 27, 2001 among Aetna Life
Insurance and Annuity Company, Aeltus Investment Management, Inc. and
Aetna Variable Fund, Aetna Variable Encore Fund, Aetna Income Shares,
Aetna Balanced VP, Inc., Aetna GET Fund on behalf of each of its series,
Aetna Generation Portfolios, Inc. on behalf of each of its series, and Aetna
Variable Portfolios, Inc. on behalf of each of its series • Incorporated by reference to Post-Effective Amendment No. 32 to Registration Statement on
Form N-4 (File No. 033-75988), as filed on April 13, 2004.
(8.81)	Service Agreement effective as of May 1, 1998 between Aeltus Investment
Management, Inc. and Aetna Life Insurance and Annuity Company in
connection with the sale of shares of Aetna Variable Fund, Aetna Variable
Encore Fund, Aetna Income Shares, Aetna Balanced VP, Inc., Aetna GET
Fund on behalf of each of its series, Aetna Generation Portfolios, Inc. on behalf of each of its series, and Aetna Variable Portfolios, Inc. on behalf of each of its series • Incorporated by reference to Registration Statement on
Form N-4 (File No. 333-56297), as filed on June 8, 1998.
(8.82)	Amendment dated November 4, 1998 and effective as of October 15, 1998 to
Service Agreement effective as of May 1, 1998 between Aeltus Investment
Management, Inc. and Aetna Life Insurance and Annuity Company in
connection with the sale of shares of Aetna Variable Fund, Aetna Variable
Encore Fund, Aetna Income Shares, Aetna Balanced VP, Inc., Aetna GET
Fund on behalf of each of its series, Aetna Generation Portfolios, Inc. on behalf of each of its series, and Aetna Variable Portfolios, Inc. on behalf of each of its series • Incorporated by reference to Post-Effective Amendment
No. 2 to Registration Statement on Form N-4 (File No. 333-56297), as filed on
December 14, 1998.

(8.83)	Second Amendment dated February 11, 2000 to Service Agreement effective as of May 1, 1998 and amended on November 4, 1998 between Aeltus
Investment Management, Inc. and Aetna Life Insurance and Annuity Company
in connection with the sale of shares of Aetna Variable Fund, Aetna Variable
Encore Fund, Aetna Income Shares, Aetna Balanced VP, Inc., Aetna GET
Fund on behalf of each of its series, Aetna Generation Portfolios, Inc. on behalf of each of its series and Aetna Variable Portfolios, Inc. on behalf of each of its series • Incorporated by reference to Post-Effective Amendment
No. 20 to Registration Statement on Form N-4 (File No. 333-01107), as filed on April 4, 2000.
(8.84)	Third Amendment dated May 1, 2000 to Service Agreement effective as of
May 1, 1998 and amended on November 4, 1998 and February 11, 2000 between Aeltus Investment Management, Inc. and Aetna Life Insurance and
Annuity Company in connection with the sale of shares of Aetna Variable
Fund, Aetna Variable Encore Fund, Aetna Income Shares, Aetna Balanced VP,
Inc., Aetna GET Fund on behalf of each of its series, Aetna Generation
Portfolios, Inc. on behalf of each of its series and Aetna Variable Portfolios,
Inc. on behalf of each of its series • Incorporated by reference to Post-
Effective Amendment No. 20 to Registration Statement on Form N-4 (File No.
333-01107), as filed on April 4, 2000.
(8.85)	Fourth Amendment dated as of June 26, 2001 to Service Agreement with
Investment Advisor effective as of May 1, 1998, as amended on November 4,
1998, February 11, 2000 and May 1, 2000 between Aeltus Investment
Management, Inc. and Aetna Life Insurance and Annuity Company in
connection with the sale of shares of Aetna Variable Fund, Aetna Variable
Encore Fund, Aetna Income Shares, Aetna Balanced VP, Inc., Aetna GET
Fund on behalf of each of its series, Aetna Generation Portfolios, Inc. on behalf of each of its series and Aetna Variable Portfolios, Inc. on behalf of each of its series • Incorporated by reference to Post-Effective Amendment
No. 32 to Registration Statement on Form N-4 (File No. 033-75988), as filed on April 13, 2004.
(8.86)	Fund Participation Agreement dated as of May 1, 2001 among Pilgrim
Variable Products Trust, Aetna Life Insurance and Annuity Company and ING
Pilgrim Securities, Inc. • Incorporated by reference to Post-Effective
Amendment No. 26 to Registration Statement on Form N-4 (File No. 333-
01107), as filed on July 13, 2001.
(8.87)	Amendment dated August 30, 2002 between ING Life Insurance and Annuity
Company, ING Variable Products Trust (formerly known as Pilgrim Variable
Products Trust) and ING Funds Distributor to Fund Participation Agreement
dated May 1, 2001 • Incorporated by reference to Post-Effective Amendment
No. 28 to Registration Statement on Form N-4 (File No. 033-75988), as filed on April 10, 2003.

(8.88)	Administrative and Shareholder Services Agreement dated April 1, 2001 between ING Funds Services, LLC and ING Life Insurance and Annuity
Company (Administrator for ING Variable Products Trust) • Incorporated by
reference to Post-Effective Amendment No. 28 to Registration Statement on
Form N-4 (File No. 033-75988), as filed on April 10, 2003.
(8.89)	(Retail) Fund Participation Agreement dated January 29, 2001 by and among
Aetna Life Insurance and Annuity Company and ING Pilgrim Securities, Inc. •
Incorporated by reference to Post-Effective Amendment No. 41 to Registration
Statement on Form N-4 (File No. 033-75988), as filed on April 8, 2008.
(8.90)	(Retail) Selling and Services Agreement dated January 29, 2001 by and among
Aetna Investment Services, LLC, Aetna Life Insurance and Annuity Company
and ING Pilgrim Securities, Inc. • Incorporated by reference to Post-Effective
Amendment No. 41 to Registration Statement on Form N-4 (File No. 033-
75988), as filed on April 8, 2008.
(8.91)	Rule 22c-2 Agreement dated no later than April 16, 2007 is effective October
16, 2007 between ING Funds Services, LLC, ING Life Insurance and Annuity
Company, ING National Trust, ING USA Annuity and Life Insurance
Company, ReliaStar Life Insurance Company, ReliaStar Life Insurance
Company of New York, Security Life of Denver Insurance Company and
Systematized Benefits Administrators Inc. • Incorporated by reference to Post-
Effective Amendment No. 50 to Registration Statement on Form N-4 (File No.
033-75962), as filed on June 15, 2007.
(8.92)	Fund Participation Agreement dated as of July 20, 2001 between Lord Abbett
Series Fund, Inc. and Aetna Life Insurance and Annuity Company •
Incorporated by reference to Post-Effective Amendment No. 27 to Registration
Statement on Form N-4 (File No. 333-01107), as filed on October 26, 2001.
(8.93)	First Amendment dated April 30, 2009 and effective as of May 1, 2005 to
Fund Participation Agreement effective as of July 20, 2001 among ING Life
Insurance and Annuity Company (formerly Aetna Life Insurance and Annuity
Company), Lord Abbett Series Fund, Inc. and Lord Abbett Distributor LLC •
Incorporated by reference to Post-Effective Amendment No. 56 to Registration
Statement on Form N-4 (File No. 333-01107), as filed on December 18, 2009.
(8.94)	Service Agreement dated as of July 20, 2001 between Lord Abbett & Co. and
Aetna Life Insurance and Annuity Company • Incorporated by reference to
Post-Effective Amendment No. 27 to Registration Statement on Form N-4
(File No. 333-01107), as filed on October 26, 2001.
(8.95)	First Amendment dated April 30, 2009 and effective as of May 1, 2005 to
Service Agreement effective as of July 20, 2001 between ING Life Insurance and Annuity Company (formerly Aetna Life Insurance and Annuity Company)
and Lord Abbett Series Fund, Inc. • Incorporated by reference to Post-
Effective Amendment No. 56 to Registration Statement on Form N-4 (File No.
333-01107), as filed on December 18, 2009.

(8.96)	Rule 22c-2 Agreement effective April 16, 2007 and operational on October 16,
2007 among Lord Abbett Distributor LLC, ING Life Insurance and Annuity
Company, ING National Trust, ING USA Annuity and Life Insurance
Company, ReliaStar Life Insurance Company, ReliaStar Life Insurance
Company of New York, Security Life of Denver Insurance Company and
Systematized Benefits Administrators Inc. • Incorporated by reference to Post-
Effective Amendment No. 50 to Registration Statement on Form N-4 (File No.
033-75962), as filed on June 15, 2007.
(8.97)	(Retail) Fund Participation Agreement dated August 15, 2000 between
Oppenheimer and Aetna Life Insurance and Annuity Company • Incorporated
by reference to Post-Effective Amendment No. 23 to Registration Statement
on Form N-4 (File No. 333-01107), as filed on December 13, 2000.
(8.98)	Rule 22c-2 Agreement dated no later than April 16, 2007 and is effective as of
October 16, 2007 between Oppenheimer Funds Services, ING Life Insurance and Annuity Company, ING National Trust, ING USA Annuity and Life
Insurance Company, ReliaStar Life Insurance Company, ReliaStar Life
Insurance Company of New York, Security Life of Denver Insurance
Company and Systematized Benefits Administrators Inc. • Incorporated by
reference to Post-Effective Amendment No. 50 to Registration Statement on
Form N-4 (File No. 033-75962), as filed on June 15, 2007.
(8.99)	(Retail) Selling and Services Agreement and Fund Participation Agreement as
of October 15, 2009 by and among ING Life Insurance and Annuity Company,
ING Institutional Plan Services, LLC, ING Financial Advisers, LLC, Pax
World Funds Series Trust I and ALPS Distributors, Inc., • Incorporated by
reference to Post-Effective Amendment No. 56 to Registration Statement on
Form N-4 (File No. 333-01107), as filed on December 18, 2009.
(8.100)	First Amendment dated as of June 4, 2010 to the Selling and Services
Agreement and Fund Participation Agreement dated as of October 15, 2009 by and among ING Life Insurance and Annuity Company, ING Institutional Plan
Services, LLC, ING Financial Advisers, LLC, Pax World Funds Series Trust I
and ALPS Distributors, Inc.
(8.101)	Rule 22c-2 Agreement dated October 15, 2009 between ALPS Distributors,
Inc., ING Life Insurance and Annuity Company, ING National Trust, ING
USA Annuity and Life Insurance Company, ReliaStar Life Insurance
Company, ReliaStar Life Insurance Company of New York and Systematized
Benefits Administrators Inc. • Incorporated by reference to Post-Effective
Amendment No. 56 to Registration Statement on Form N-4 (File No. 333-
01107), as filed on December 18, 2009.

(8.102)	Selling and Services Agreement and Fund Participation Agreement dated
January 17, 2011 by and between ING Life Insurance and Annuity Company,
ING Institutional Plan Services, LLC, ING Financial Advisers, LLC and
USAA Investment Management Company • Incorporated by reference to Post-
Effective Amendment No. 1 to Registration Statement on Form N-4 (File No.
333-167680), as filed on February 11, 2011.
(8.103)	Rule 22c-2 Agreement dated January 17, 2011 among USAA Mutual Funds
Trust, ING Life Insurance and Annuity Company, ING National Trust, ING
USA Annuity and Life Insurance Company, ReliaStar Life Insurance
Company, ReliaStar Life Insurance Company of New York, Security Life of
Denver Life Insurance Company and Systematized Benefits Administrators
Inc. • Incorporated by reference to Post-Effective Amendment No. 1 to
Registration Statement on Form N-4 (File No. 333-167680), as filed on
February 11, 2011.
(8.104)	(Retail) Consent to Assign Certain Agreement(s) agreed and accepted as of
April 8, 2005 between Wells Fargo Funds Distribution, LLC, Wells Fargo
Funds Management, LLC and ING Life Insurance and Annuity Company •
Incorporated by reference to Post-Effective Amendment No. 8 to Registration
Statement on Form N-4 (File No. 333-105479), as filed on April 12, 2007.
(8.105)	(Retail) First Amendment effective October 30, 2006 to Participation
Agreement dated August 19, 2002 among ING Life Insurance and Annuity
Company, Wells Fargo Funds Management, LLC and Wells Fargo Funds
Distributor, LLC • Incorporated by reference to Post-Effective Amendment
No. 8 to Registration Statement on Form N-4 (File No. 333-105479), as filed on April 12, 2007.
(8.106)	(Retail) Second Amendment effective August 1, 2007 to Fund Participation
Agreement effective August 19, 2002, as amended on October 30, 2006 among ING Life Insurance and Annuity Company, Wells Fargo Funds
Management, LLC and Wells Fargo Funds Distributor, LLC • Incorporated
by reference to Post-Effective Amendment No. 10 to Registration Statement
on Form N-4 (File No. 333-105479), as filed on April 11, 2008.
(8.107)	(Retail) Third Amendment effective April 1, 2008 to Fund Participation
Agreement effective August 19, 2002, as amended on August 1, 2007 and
October 30, 2006 among ING Life Insurance and Annuity Company, Wells
Fargo Funds Management, LLC and Wells Fargo Funds Distributor, LLC •
Incorporated by reference to Post-Effective Amendment No. 12 to
Registration Statement on Form N-4 (File No. 333-105479), as filed on April
9, 2010.

(8.108)	Rule 22c-2 Agreement dated April 16, 2007 and is effective as of October 16,
2007 between Wells Fargo Funds Distributor, LLC, ING Life Insurance and
Annuity Company, ING National Trust, ING USA Annuity and Life
Insurance Company, ReliaStar Life Insurance Company, ReliaStar Life
Insurance Company of New York, Security Life of Denver Life Insurance
Company and Systematized Benefits Administrators Inc. • Incorporated by
reference to Post-Effective Amendment No. 10 to Registration Statement on
Form N-4 (File No. 333-105479), as filed on April 11, 2008.
(9)	Opinion and Consent of Counsel
(10)	Consent of Independent Registered Public Accounting Firm
(11)	Not applicable
(12)	Not applicable
(13)	Powers of Attorney

Item 25. Directors and Officers of the Depositor*

Name	Principal Business Address	Positions and Offices with Depositor

Maliz E. Beams	One Orange Way	President and Director
Windsor, CT 06095-4774
Patrick G. Flynn	Amstelveenseweg 500	Director and Chairman
1081 KL Amsterdam
The Netherlands
Donald W. Britton	20 Washington Avenue South	Director
Minneapolis, Minnesota 55401
Alain Karaoglan	230 Park Avenue	Director
New York, NY 10169
Robert G. Leary	230 Park Avenue	Director
New York, NY 10169
Rodney O. Martin	230 Park Avenue	Director
New York, NY 10169
Michael S. Smith	1475 Dunwoody Drive	Director
West Chester, PA 19380
Ewout L. Steenbergen	230 Park Avenue	Director, Executive Vice President and
	New York, NY 10169	Chief Financial Officer
Boyd G. Combs	5780 Powers Ferry Road, N.W.	Senior Vice President, Tax
Atlanta, GA 30327-4390
Brian D. Comer	One Orange Way	Senior Vice President
Windsor, CT 06095-4774
Ralph Ferraro	One Orange Way	Senior Vice President
Windsor, CT 06095-4774

Name	Principal Business Address	Positions and Offices with Depositor

Mark B. Kaye	1475 Dunwoody Drive	Senior Vice President
West Chester, PA 19380-1478
Richard T. Mason	One Orange Way	Senior Vice President
Windsor, CT 06095-4774
Gilbert E. Mathis	5780 Powers Ferry Road, N.W.	Senior Vice President
Atlanta, GA 30327-4390
David S. Pendergrass	5780 Powers Ferry Road, N.W.	Senior Vice President and Treasurer
Atlanta, GA 30327-4390
Steven T. Pierson	5780 Powers Ferry Road, N.W.	Senior Vice President and Chief
	Atlanta, GA 30327-4390	Accounting Officer
Prakash Shimpi	230 Park Avenue	Senior Vice President
New York, NY 10169
Ida I. Colón-Perez	One Orange Way	Vice President and Chief Compliance
	Windsor, CT 06095-4774	Officer
Megan A. Huddleston	One Orange Way	Secretary
Windsor, CT 06095-4774

* These individuals may also be directors and/or officers of other affiliates of the Company.

Item 26. Persons Controlled by or Under Common Control with the Depositor or Registrant

ING GROEP U.S. INSURANCE HOLDINGS

	09-30-2011	ING GROEP N.V. Non-Insurer (The Netherlands) No FEIN
ING VERZEKERINGEN N.V. Non-Insurer (The Netherlands) No FEIN
ING INSURANCE INTERNATIONAL B.V. Non-Insurer (The Netherlands) EIN# 98-0159264
ING AMERICA INSURANCE HOLDINGS, INC. Non-Insurer (Delaware) 52-1222820

ING North America Insurance Corporation Non-Insurer (Delaware) 52-1317217
ING Payroll Management, Inc. Non-Insurer (Delaware) 52-2197204
ING Risk Management (Bermuda) Limited Non-Insurer (Bermuda) No FEIN Assigned
Lion Connecticut Holdings Inc. Non-Insurer (Connecticut) 02-0488491
IB Holdings LLC Non-Insurer (Virginia) 41-1983894
The New Providence Insurance Company Limited Non-Insurer (Cayman Islands) 98-0161114
ING Financial Partners, Inc. Non-Insurer (Minnesota) 41-0945505
09/30/11	ING Investment Management LLC Non-Insurer (Delaware) 58-2361003

Page 1	ING Investment Management Co. Non-Insurer (Connecticut) 06-0888148
ING Investment Management (Bermuda) Holdings Limited Non-Insurer (Bermuda)
ING Investment Trust Co. Non-Insurer (Connecticut) 06-1440627
7/21/2011	ING Investment Management (UK) Limited Non-Insurer (United Kingdom)
ING Investment Management Alternative Assets LLC Non Insurer (Delaware) 13-4038444
ING Alternative Asset Management LLC Non-Insurer (Delaware) 13-3863170
Armada Capital SA de CV Non-Insurer (Mexico)
Armada Latin America Opportunity Fund GP, Ltd. Non-Insurer (Cayman Islands)
	ING Furman Selz Investments III LLC Non-Insurer (Delaware) 13-4127836	1
Furman Selz Management (BVI) Limited Non-Insurer (British Virgin Islands)
ING Realty Group LLC Non-Insurer (Delaware) 13-4003969
ING Investment Management Services LLC Non-Insurer (New York) 13-3856628
ING Pomona Holdings LLC Non-Insurer (Delaware) 13-4152011
Pomona G. P. Holdings LLC Non-Insurer (Delaware) 13-4150600
Pomona Management LLC Non-Insurer (Delaware) 13-4149700
ING Alternative Asset Management Ireland Limited Non-Insurer (Ireland)
09/30/11	ING Capital Corporation, LLC Non-Insurer (Delaware) 86-1020892
Page 2	ING Funds Services, LLC Non-Insurer (Delaware) 86-1020893
ING Investments Distributor, LLC Non-Insurer (Delaware) 03-0485744
ING Investments, LLC Non-Insurer (Arizona) 03-0402099
ING Life Insurance and Annuity Company Insurer (Connecticut) 71-0294708 NAIC 86509
Directed Services LLC Non-Insurer (Delaware) 14-1984144
ING Financial Advisers, LLC Non-Insurer (Delaware) 06-1375177
ING National Trust Non-Insurer (Minnesota) 41-1966125
Systematized Benefits Administrators, Inc. Non-Insurer (Connecticut) 06-0889923
ING USA Annuity and Life Insurance Company Insurer (Iowa) 41-0991508 NAIC 80942
ReliaStar Life Insurance Company Insurer (Minnesota) 41-0451140 NAIC 67105
ReliaStar Life Insurance Company of New York Insurer (New York) 53-0242530 NAIC 61360
Whisperingwind I, LLC Insurer (South Carolina) 14-1981620 NAIC 12983
Whisperingwind II, LLC Insurer (South Carolina) 32-0185577 NAIC 13074
Roaring River, LLC Insurer (Missouri) 26-3355951 NAIC 13583

Roaring River II, LLC Insurer (Missouri) 27-2278894 NAIC 14007
ING Institutional Plan Services, LLC Non-Insurer (Delaware) 04-3516284)
09/30/11	ING Investment Advisors, LLC Non-Insurer (New Jersey) 06-00083408
Page 3	Australia Retirement Services Holding, LLC Non-Insurer (Delaware) 26-0037599
ILICA Inc. Non-Insurer (Connecticut) 06-1067464
ING International Nominee Holdings, Inc. Non-Insurer (Connecticut) 06-0952776
AII 1, LLC Non-Insurer (Connecticut) No tax id
AII 2, LLC Non-Insurer (Connecticut) No tax id
AII 3, LLC Non-Insurer (Connecticut) No tax id
AII 4, LLC Non-Insurer (Connecticut) No tax id
ING Insurance Services, Inc. Non-Insurer (Connecticut) 06-1465377
Security Life Assignment Corp. Non-Insurer (Colorado) 84-1437826
Security Life of Denver Insurance Company Insurer (Colorado) 84-0499703 NAIC 68713
ING America Equities, Inc. Non-Insurer (Colorado) 84-1251388
Midwestern United Life Insurance Company Insurer (Indiana) 35-0838945 NAIC 66109
Whisperingwind III, LLC Insurer (South Carolina) 35-2282787 NAIC 12984
Security Life of Denver International Limited Insurer (Cayman Islands) 98-0138339
Lion Custom Investments LLC Non-Insurer (Delaware) 98-0138339
SLDI Georgia Holdings, Inc. Non-Insurer (Georgia) 26-1108872
09/30/11	Lion II Custom Investments LLC Non-Insurer (Delaware) 52-1222820
Page 4	Rancho Mountain Properties, Inc. Non-Insurer (Delaware) 27-2987157
IIPS of Florida, LLC Non-Insurer (Florida)
ING Financial Products Company, Inc. Non-Insurer (Delaware) 26-1956344

1 ING Furman Selz Investments III LLC owned 84.5% by ING Investment Management Alternative Assets LLC

Item 27. Number of Contract Owners

As of November 30, 2011, there were 631, 613 individuals holding interests in variable annuity contracts funded through Variable Annuity Account C of ING Life Insurance and
Annuity Company.

Item 28. Indemnification

Section 33-779 of the Connecticut General Statutes (“CGS”) provides that a corporation may provide indemnification of or advance expenses to a director, officer, employee or agent only as permitted by Sections 33-770 to 33-778, inclusive, of the CGS. Reference is hereby made to
Section 33-771(e) of the CGS regarding indemnification of directors and Section 33-776(d) of
CGS regarding indemnification of officers, employees and agents of Connecticut corporations.
These statutes provide in general that Connecticut corporations incorporated prior to January 1,
1997 shall, except to the extent that their certificate of incorporation expressly provides otherwise, indemnify their directors, officers, employees and agents against “liability” (defined as the obligation to pay a judgment, settlement, penalty, fine, including an excise tax assessed with respect to an employee benefit plan, or reasonable expenses incurred with respect to a proceeding) when (1) a determination is made pursuant to Section 33-775 that the party seeking indemnification has met the standard of conduct set forth in Section 33-771 or (2) a court has determined that indemnification is appropriate pursuant to Section 33-774. Under Section 33-
775, the determination of and the authorization for indemnification are made (a) by two or more disinterested directors, as defined in Section 33-770(2); (b) by special legal counsel; (c) by the shareholders; or (d) in the case of indemnification of an officer, agent or employee of the corporation, by the general counsel of the corporation or such other officer(s) as the board of directors may specify. Also, Section 33-772 with Section 33-776 provide that a corporation shall indemnify an individual who was wholly successful on the merits or otherwise against reasonable expenses incurred by him in connection with a proceeding to which he was a party because he is or was a director, officer, employee, or agent of the corporation. Pursuant to
Section 33-771(d), in the case of a proceeding by or in the right of the corporation or with respect to conduct for which the director, officer, agent or employee was adjudged liable on the basis that he received a financial benefit to which he was not entitled, indemnification is limited to reasonable expenses incurred in connection with the proceeding against the corporation to which the individual was named a party.

A corporation may procure indemnification insurance on behalf of an individual who is or was a director of the corporation. Consistent with the laws of the State of Connecticut, ING America
Insurance Holdings, Inc. maintains Professional Liability and fidelity bond insurance policies issued by an international insurer. The policies cover ING America Insurance Holdings, Inc. and any company in which ING America Insurance Holdings, Inc. has a controlling financial interest of 50% or more. These policies include either or both the principal underwriter, the depositor and any/all assets under the care, custody and control of ING America Insurance Holdings, Inc.
and/or its subsidiaries. The policies provide for the following types of coverage: errors and omissions/professional liability, employment practices liability and fidelity/crime (a.k.a.
“Financial Institutional Bond”).

Section 20 of the ING Financial Advisers, LLC Limited Liability Company Agreement executed as of November 28, 2000 provides that ING Financial Advisers, LLC will indemnify certain persons against any loss, damage, claim or expenses (including legal fees) incurred by such person if he is made a party or is threatened to be made a party to a suit or proceeding because he was a member, officer, director, employee or agent of ING Financial Advisers, LLC, as long as he acted in good faith on behalf of ING Financial Advisers, LLC and in a manner reasonably believed to be within the scope of his authority. An additional condition requires that no person shall be entitled to indemnity if his loss, damage, claim or expense was incurred by reason of his gross negligence or willful misconduct. This indemnity provision is authorized by and is consistent with Title 8, Section 145 of the General Corporation Law of the State of Delaware.

Item 29. Principal Underwriter

(a)	In addition to serving as the principal underwriter for the Registrant, ING Financial
Advisers, LLC acts as the principal underwriter for Variable Life Account B of ING Life
Insurance and Annuity Company (ILIAC), Variable Annuity Account B of ILIAC,
Variable Annuity Account I of ILIAC and Variable Annuity Account G of ILIAC (separate accounts of ILIAC registered as unit investment trusts under the 1940 Act). ING Financial
Advisers, LLC is also the principal underwriter for (i) Separate Account N of ReliaStar
Life Insurance Company (RLIC) (a separate account of RLIC registered as a unit investment trust under the 1940 Act.), (ii) ReliaStar Select Variable Account of ReliaStar
Life Insurance Company (a separate account of RLIC registered as a unit investment trusts under the 1940 Act), (iii) MFS ReliaStar Variable Account (a separate account of RLIC registered as a unit investment trusts under the 1940 Act), (iv) Northstar Variable Account
(a separate account of RLIC registered as a unit investment trusts under the 1940 Act) (v)
ReliaStar Life Insurance Company of New York Variable Annuity Funds A, B, C (a
management investment company registered under the 1940 Act), (vi) ReliaStar Life
Insurance Company of New York Variable Annuity Funds D, E, F, G, H, I (a management investment company registered under the 1940 Act), (vii) ReliaStar Life Insurance
Company of New York Variable Annuity Funds M, P, and Q (a management investment company registered under the1940 Act), and (viii) ReliaStar Life Insurance Company of
New York Variable Annuity Funds M P (a management investment company registered under the1940 Act).

(b)	The following are the directors and officers of the Principal Underwriter:

Name	Principal Business Address	Positions and Offices with Underwriter

Ronald R. Barhorst	One Orange Way	Director and President
Windsor, CT 06095-4774

Brian D. Comer	One Orange Way	Director and Senior Vice President
Windsor, CT 06095-4774

Karl S. Lindberg	909 Locust Street	Director
Des Moines, IA 50309

Carol Stern	4550 North Park Avenue	Director and Chief Compliance Officer
Chevy Chase, MD 20815

Name	Principal Business Address	Positions and Offices with Underwriter

Kristin H. Hultgren	One Orange Way	Chief Financial Officer
Windsor, CT 06095-4774

Brian Wilson	One Orange Way	Assistant Chief Financial Officer
Windsor, CT 06095-4774

Boyd G. Combs	5780 Powers Ferry Road, N.W.	Senior Vice President, Tax
Atlanta, GA 30327-4390

William Jasien	12701 Fair Lakes Circle, Suite 470	Senior Vice President
Fairfax, VA 22033

M. Bishop Bastien	1474 Stone Point Drive, Suite 129	Vice President
Roseville, CA 95661

Nancy B. Boccella	One Orange Way	Vice President
Windsor, CT 06095-4774

Dianne C. Bogoian	One Orange Way	Vice President
Windsor, CT 06095-4774

Anthony V. Camp, Jr.	One Orange Way	Vice President
Windsor, CT 06095-4774

Mary Kathleen Carey-Reid	One Orange Way	Vice President
Windsor, CT 06095-4774

Nancy D. Clifford	One Orange Way	Vice President
Windsor, CT 06095-4774

Christopher Cokinis	909 Locust Street	Vice President
Des Moines, IA 50309

William P. Elmslie	One Orange Way	Vice President
Windsor, CT 06095-4774

Joseph J. Elmy	5780 Powers Ferry Road, N.W.	Vice President, Tax
Atlanta, GA 30327-4390

Bernard P. Heffernon	10740 Nall Avenue, Suite 120	Vice President
Overland Park, KS 66211

Mark E. Jackowitz	22 Century Hill Drive, Suite 101	Vice President
Latham, NY 12110

Dave Kaherl	One Orange Way	Vice President
Windsor, CT 06095-4774

David Kelsey	One Orange Way	Vice President
Windsor, CT 06095-4774

Barbara J. Kesterson	909 Locust Street	Vice President
Des Moines, IA 50309

George D. Lessner, Jr.	15455 North Dallas Parkway	Vice President
Suite 1250
Addison, TX 75001

Name	Principal Business Address	Positions and Offices with Underwriter

Katherine E. Lewis	10700 West Research Drive	Vice President
Suite 190
Milwaukee, WI 53226

David J. Linney	2900 North Loop West, Suite 180	Vice President
Houston, TX 77092

Frederick C. Litow	5780 Powers Ferry Road, N.W.	Vice President
Atlanta, GA 30327-4390

Richard T. Mason	One Orange Way	Vice President
Windsor, CT 06095-4774

Brian J. Murphy	One Orange Way	Vice President
Windsor, CT 06095-4774

David Pendergrass	5780 Powers Ferry Road, N.W.	Vice President and Treasurer
Atlanta, GA 30327-4390

Ethel Pippin	One Orange Way	Vice President
Windsor, CT 06095-4774

Michael J. Pise	One Orange Way	Vice President
Windsor, CT 06095-4774

Christina Rust	One Orange Way	Vice President
Windsor, CT 06095-4774

Spencer T. Shell	5780 Powers Ferry Road, N.W.	Vice President and Assistant Treasurer
Atlanta, GA 30327-4390

Frank W. Snodgrass	9020 Overlook Blvd.	Vice President
Brentwood, TN 37027

Christina M. Starks	2000 21st Avenue NW	Vice President
Minot, North Dakota 58703

Terran Titus	One Orange Way	Vice President
Windsor, CT 06095-4774

S. Bradford Vaughan, Jr.	520 Pike Street, Suite 2510	Vice President
Seattle, WA 98101

Judeen T. Wrinn	One Orange Way	Vice President
Windsor, CT 06095-4774

Nancy S. Stillman	One Orange Way	Assistant Vice President
Windsor, CT 06095-4774

Megan A. Huddleston	One Orange Way	Secretary
Windsor, CT 06095-4774

Tina M. Nelson	20 Washington Avenue South	Assistant Secretary
Minneapolis, MN 55401

Melissa A. O’Donnell	20 Washington Avenue South	Assistant Secretary
Minneapolis, MN 55401

Name	Principal Business Address		Positions and Offices with Underwriter
Randall K. Price	20 Washington Avenue South		Assistant Secretary
Minneapolis, MN 55401
Susan M. Vega	20 Washington Avenue South		Assistant Secretary
Minneapolis, MN 55401
Barry Eidex	5780 Powers Ferry Road, N.W.		Tax Officer
Atlanta, GA 30327-4390
Terry L. Owens	5780 Powers Ferry Road, N.W.		Tax Officer
Atlanta, GA 30327-4390

(c) Compensation to Principal Underwriter during last fiscal year:

(1)	(2)	(3)	(4)	(5)

Name of Principal Underwriter	Net Underwriting Discounts and Commissions	Compensation on Redemption or Annuitization	Brokerage Commissions	Compensation*

ING Financial Advisers, LLC				$43,979,093.81

*	Reflects compensation paid to ING Financial Advisers, LLC attributable to regulatory and operating expenses associated with the distribution of all registered variable annuity products issued by Variable Annuity Account C of ING Life Insurance and Annuity
Company during 2010.

Item 30. Location of Accounts and Records

All accounts, books and other documents required to be maintained by Section 31(a) of the 1940
Act and the rules under it relating to the securities described in and issued under this Registration
Statement are maintained by ING Life Insurance and Annuity Company at One Orange Way,
Windsor, Connecticut 06095-4774 and at ING Americas at 5780 Powers Ferry Road, NW,
Atlanta, Georgia 30327-4390.

All accounts, books and other documents required to be maintained by Section 31(a) of the 1940
Act and the rules under it relating to the securities described in and issued under this Registration
Statement are located at the offices of the Depositor as follows:

ING Americas 20 Washington Avenue South Minneapolis, MN 55401

ING Americas 5780 Powers Ferry Road Atlanta, GA 30327-4390

ING Life Insurance and Annuity Company One Orange Way, C2N Windsor, CT 06095-4774

Service Center 22 Century Hill Drive Suite 101 Latham, NY 12110-2455

Item 31. Management Services

Not applicable

Item 32. Undertakings

Registrant hereby undertakes:

(a)	to file a post-effective amendment to this registration statement on Form N-4 as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than sixteen months old for as long as payments under the variable annuity contracts may be accepted;

(b)	to include as part of any application to purchase a contract offered by a prospectus which is part of this registration statement on Form N-4, a space that an applicant can check to request a Statement of Additional Information;

(c) to deliver any Statement of Additional Information and any financial statements required to be made available under this Form N-4 promptly upon written or oral request; and

(d)	during the Guarantee Period, to mail notices to current shareholders promptly after the happening of significant events related to the guarantee issued by ING Life Insurance and Annuity Company (the “Guarantee”). These significant events include (i) the termination of the Guarantee; (ii) a default under the Guarantee that has a material adverse effect on a shareholder’s right to receive his or her guaranteed amount on the maturity date; (iii) the insolvency of ING Life Insurance and Annuity Company; or (iv)
a reduction in the credit rating of ING Life Insurance and Annuity Company’s long-
term debt as issued by Standard & Poor’s or Moody’s Investors Service, Inc. to BBB+
or lower or Baa1 or lower, respectively.

During the Guarantee Period, the Registrant hereby undertakes to include in the prospectus which is a part of this registration statement on Form N-4, a space that an applicant can check to request the most recent annual and/or quarterly report of ING
Life Insurance and Annuity Company.

The Company hereby represents that it is relying upon and complies with the provisions of
Paragraphs (1) through (4) of the SEC Staff’s No-Action Letter dated November 28, 1988 with respect to language concerning withdrawal restrictions applicable to plans established pursuant to Section 403(b) of the Internal Revenue Code. See American Council of Life Insurance; SEC
No-Action letter, [1988 WL 1235221 *13 (S.E.C.)].

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and
Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities
(other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question of whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

ING Life Insurance and Annuity Company represents that the fees and charges deducted under the contracts covered by this registration statement, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by the insurance company.

SIGNATURES

As required by the Securities Act of 1933, and the Investment Company Act of 1940, the Registrant,
Variable Annuity Account C of ING Life Insurance and Annuity Company, certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this Post-Effective Amendment to its
Registration Statement on Form N-4 (File No. 033-75962) and has duly caused this Post-Effective
Amendment to be signed on its behalf by the undersigned, thereunto duly authorized, in the Town of
Windsor, State of Connecticut, on the 16th day of December, 2011.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
(Registrant)

	By:	ING LIFE INSURANCE AND ANNUITY
COMPANY
(Depositor)

	By:	Maliz E. Beams*
Maliz E. Beams
President
(principal executive officer)

As required by the Securities Act of 1933, this Post-Effective Amendment No. 58 to the
Registration Statement has been signed by the following persons in the capacities and on the date indicated.

Signature	Title			Date

Maliz E. Beams*	President and Director		)
Maliz E. Beams	(principal executive officer))
)
Patrick G. Flynn*	Director and Chairman		)	December
Patrick G. Flynn			)	16, 2011
)
Donald W. Britton*	Director		)
Donald W. Britton			)
)
Alain Karaoglan*	Director		)
Alain Karaoglan			)
)
Robert G. Leary*	Director		)
Robert G. Leary			)
)

Rodney O. Martin*	Director	)
Rodney O. Martin		)
)
Michael S. Smith*	Director	)
Michael S. Smith		)
)
Ewout L. Steenbergen*	Director, Executive Vice President and Chief Financial	)
Ewout L. Steenbergen	Officer	)
)
Steven T. Pierson*	Senior Vice President and Chief Accounting Officer	)
Steven T. Pierson		)

By: /s/ J. Neil McMurdie
J. Neil McMurdie
*Attorney-in-Fact

VARIABLE ANNUITY ACCOUNT C
EXHIBIT INDEX

Exhibit No.	Exhibit

24(b)(8.34)	(Retail) Eighth Amendment effective February 1, 2011 to the
Participation Agreement dated January 1, 2003, and as amended on January 3, 2006, November 1, 2006, February 1, 2007,
October 1, 2008, January 30, 2009, May 1, 2009 and December 1,
2010, by and among American Funds Distributors, Inc.,
American Funds Service Company, ING Life Insurance and
Annuity Company, ReliaStar Life Insurance Company and
	ReliaStar Life Insurance Company of New York	__________

24(b)(8.100)	First Amendment dated as of June 4, 2010 to the Selling and
Services Agreement and Fund Participation Agreement dated as of October 15, 2009 by and among ING Life Insurance and
Annuity Company, ING Institutional Plan Services, LLC, ING
Financial Advisers, LLC, Pax World Funds Series Trust I and
	ALPS Distributors, Inc.	__________

24(b)(9)	Opinion and Consent of Counsel	__________

24(b)(10)	Consent of Independent Registered Public Accounting Firm	__________

24(b)(13)	Powers of Attorney	__________